Interim condensed consolidated statement of profit or loss - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Revenue from contracts with customers
Total revenue from contracts with customers	€ 68,211,000	€ 50,692,000
Cost of sales	(47,752,000)	(48,416,000)
Gross profit	20,459,000	2,276,000
Other income	4,153,000	8,987,000
Selling and distribution expenses	(1,109,000)	(1,697,000)
General and administrative expenses	(47,193,000)	(271,653,000)
Operating loss	(23,690,000)	(262,087,000)
Finance income/(costs)	(14,748,000)	15,173,000
Loss before income tax	(38,438,000)	(246,914,000)
Income tax	(505,000)	(161,000)
Loss for the half-year	(38,943,000)	(247,075,000)
Attributable to:
Equity holders of the Company	(38,811,000)	(246,913,000)
Non-controlling interests	€ (132,000)	€ (162,000)
Loss per share attributable to the Equity holders of the Company:
Basic loss per share (in EUR per share)	€ (0.15)	€ (1.05)
Diluted (loss) per share (in EUR per share)	€ (0.15)	€ (1.05)
Charging sessions
Revenue from contracts with customers
Total revenue from contracts with customers	€ 51,139,000	€ 23,994,000
Cost of sales	(37,760,000)	(32,337,000)
Sale of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	1,485,000	18,442,000
Cost of sales	(554,000)	(13,022,000)
installation services
Revenue from contracts with customers
Total revenue from contracts with customers	10,283,000	5,964,000
Cost of sales	(8,637,000)	(2,903,000)
Operation and maintenance of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	2,256,000	1,822,000
Cost of sales	(801,000)	(154,000)
Service revenue from consulting services
Revenue from contracts with customers
Total revenue from contracts with customers	€ 3,048,000	€ 470,000

[1]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies